RIGHT OF USE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSETS
Balance at the beginning	$ 65,090
Amortization of rights of use assets	21,749	$ 20,122	$ 17,259
Balance at the end	62,932	65,090
Gross value
RIGHT OF USE ASSETS
Balance at the beginning	101,729	83,029
Incorporation by acquisition	60
Increases	20,997	35,363
Currency translation adjustments	(1,503)	(1,545)
Decreases	(3,539)	(15,118)
Balance at the end	117,744	101,729	83,029
Gross value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	65,260	49,053
Increases	13,121	27,544
Currency translation adjustments	(1,111)	(1,196)
Decreases	(1,864)	(10,141)
Balance at the end	75,406	65,260	49,053
Gross value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	16,178	15,072
Incorporation by acquisition	29
Increases	3,507	4,410
Currency translation adjustments	(100)	(160)
Decreases	(721)	(3,144)
Balance at the end	18,893	16,178	15,072
Gross value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	7,755	7,619
Incorporation by acquisition	31
Increases	2,318	1,973
Currency translation adjustments	(212)	(90)
Decreases		(1,747)
Balance at the end	9,892	7,755	7,619
Gross value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	3,679	3,498
Increases	19	259
Currency translation adjustments	(64)	(78)
Balance at the end	3,634	3,679	3,498
Gross value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	8,857	7,787
Increases	2,032	1,177
Currency translation adjustments	(16)	(21)
Decreases	(954)	(86)
Balance at the end	9,919	8,857	7,787
Accumulated Depreciation And Amortisation
RIGHT OF USE ASSETS
Balance at the beginning	(36,639)	(30,778)
Incorporation by acquisition	(20)
Amortization of rights of use assets	(21,749)	(20,122)
Currency translation adjustments	791	740
Decreases	2,805	13,521
Balance at the end	(54,812)	(36,639)	(30,778)
Accumulated Depreciation And Amortisation | Sites
RIGHT OF USE ASSETS
Balance at the beginning	(22,497)	(19,360)
Amortization of rights of use assets	(13,165)	(12,577)
Currency translation adjustments	490	532
Decreases	1,156	8,908
Balance at the end	(34,016)	(22,497)	(19,360)
Accumulated Depreciation And Amortisation | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	(7,715)	(6,270)
Incorporation by acquisition	(2)
Amortization of rights of use assets	(4,215)	(4,352)
Currency translation adjustments	110	125
Decreases	695	2,782
Balance at the end	(11,128)	(7,715)	(6,270)
Accumulated Depreciation And Amortisation | Poles
RIGHT OF USE ASSETS
Balance at the beginning	(4,088)	(3,492)
Incorporation by acquisition	(18)
Amortization of rights of use assets	(2,812)	(2,355)
Currency translation adjustments	133	14
Decreases		1,745
Balance at the end	(6,784)	(4,088)	(3,492)
Accumulated Depreciation And Amortisation | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	(1,615)	(1,288)
Amortization of rights of use assets	(337)	(380)
Currency translation adjustments	42	53
Balance at the end	(1,910)	(1,615)	(1,288)
Accumulated Depreciation And Amortisation | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	(724)	(368)
Amortization of rights of use assets	(1,220)	(458)
Currency translation adjustments	16	16
Decreases	954	86
Balance at the end	(974)	(724)	$ (368)
Net carrying value
RIGHT OF USE ASSETS
Balance at the beginning	65,090
Balance at the end	62,932	65,090
Net carrying value | Sites
RIGHT OF USE ASSETS
Balance at the beginning	42,763
Balance at the end	41,390	42,763
Net carrying value | Real estate and others
RIGHT OF USE ASSETS
Balance at the beginning	8,463
Balance at the end	7,765	8,463
Net carrying value | Poles
RIGHT OF USE ASSETS
Balance at the beginning	3,667
Balance at the end	3,108	3,667
Net carrying value | Indefeasible rights of use
RIGHT OF USE ASSETS
Balance at the beginning	2,064
Balance at the end	1,724	2,064
Net carrying value | Asset retirement obligation
RIGHT OF USE ASSETS
Balance at the beginning	8,133
Balance at the end	$ 8,945	$ 8,133